DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Due to related partis	$ 1,263,660	$ 91,951
Due to related partis	532,121	91,951
Ms. Huang Li [Member]
Due to related partis	61,492	0
Mr. Yang Wang [Member]
Due to related partis	92,719	91,951
Mr. Jung Wang [Member]
Due to related partis	439,449	0
World Precision Medicine Technology Inc [Member]
Due to related partis	$ 670,000	$ 0